FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Sep. 30, 2023	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares				$ 3,426
Remeasurement of liability, value	[1]			34	$ 1,058	$ (447)
Ending balance, exchangeable and Class B shares				4,153	3,426
Equity issued, exchangeable shares (in shares)		21,100,000	3,200,000
Exchangeable shares issued, net of costs				$ 0	$ 0	$ 128
Exchangeable shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)					110,157,540
Share exchanges (in shares)				(11,002)	(17,512)
Remeasurement of liability (in shares)				0	0
Ending balance (in shares)				131,872,066		110,157,540
Issuance of exchangeable LP units (in shares)				220,956
Share issuance (in shares)				21,094,441
Class B shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)					2
Share exchanges (in shares)				0	0
Remeasurement of liability (in shares)				0	0
Ending balance (in shares)				2		2
Issuance of exchangeable LP units (in shares)				0
Share issuance (in shares)				0
Exchangeable and class B shares (US$ Millions)
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares				$ 3,426	$ 4,466
Share issuance, exchangeable share conversion					19
Exchangeable share conversion, value				0	(1)
Remeasurement of liability, value				(34)	(1,058)
Ending balance, exchangeable and Class B shares				4,153	$ 3,426	$ 4,466
Share issuance, value				751
Issuance of exchangeable LP units, value				$ 10
Share capital | Exchangeable shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)				110,567,671
Share issuance, exchangeable share conversion (in shares)					427,643
Ending balance (in shares)					110,567,671
Share capital | Class B shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)				2
Share issuance, exchangeable share conversion (in shares)					0
Ending balance (in shares)					2

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.